SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2015
Supplemental Income Statement Elements [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS

NOTE 12:-        SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS

a.	Financial income (expenses), net:

	Year ended December 31,
	2015	2014	2013
Financial income:

Foreign currency translation adjustments	$-	$12	$10
Realized gain on marketable securities	1	1,862	326
Interest income and amortization/accretion of premium/discount on marketable securities	1	2	5
Dividend on equity marketable securities	30	85	160

	32	1,961	501
Financial expenses:

Bank charges	(25)	(20)	(28)
Foreign currency translation adjustments	(45)	-	-

	(70)	(20)	(28)

	$(38)	$1,941	$473

b.	Allowance for doubtful accounts:

The balance of the allowance for doubtful accounts for the years ended December 31, 2015 and 2014 was $0 and $44, respectively.